Stockholders’ Equity (Details Narrative)												1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 10, 2026 USD ($) $ / shares shares	Jan. 12, 2026 $ / shares	Nov. 05, 2025 USD ($) shares	Sep. 11, 2025	Sep. 04, 2025 USD ($) shares	Jun. 30, 2025 shares	Jun. 20, 2025 USD ($) $ / shares shares	May 02, 2024 USD ($)	Apr. 30, 2024 $ / shares shares	Apr. 29, 2024 $ / shares shares	Jul. 31, 2017 $ / shares	Jun. 30, 2026 $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 RM / shares shares	Jan. 08, 2026 RM / shares	Dec. 31, 2025 RM / shares shares	Apr. 02, 2025 shares	Feb. 24, 2025 shares	Dec. 31, 2024 RM / shares shares	Nov. 13, 2024 $ / shares shares	Mar. 14, 2024	Oct. 30, 2023
Number of common stocks | $ / shares												$ 0.001			$ 0.001		$ 0.001	$ 0.001
Warrant term												5 years 6 months			5 years 6 months		18 months		5 years 6 months		18 months
Gross proceeds | $								$ 8,000,000.0							$ 919,000	$ 5,567,000	$ 6,425,000	$ 6,209,000
Preferred stock, dividend rate															6.00%		6.00%	6.00%
Common stock, shares authorized												600,000,000			600,000,000		600,000,000	100,000,000	600,000,000		600,000,000			100,000,000
Future NRG Sdn. Bhd. [Member]
Number of common stocks | (per share)																	$ 0.22	$ 0.22	RM 1.00		RM 1			RM 1
Common stock, shares authorized												28,000,000			28,000,000		28,000,000	28,000,000	28,000,000		28,000,000			28,000,000
Ms Phuah Ee Jie and Ms Wong Chee Sin [Member]
Equity method investment description												Among the Investors were Ms. Phuah Ee Jie and Ms Wong Chee Sin, each of whom acquired shares in the June 2026 private placement and each of whom holds approximately 3.33% of the Company’s outstanding restricted shares of common stock (approximately 6.66% in the aggregate). Ms. Phuah and Ms. Wong are also substantial shareholders of Firstborn Top Capital Sdn. Bhd. (“FBTC”), a Malaysian private limited company (Company No. 1343037-U), holding approximately 9% and 7%, respectively, of FBTC’s outstanding ordinary shares. FBTC is the target company in a pending de-SPAC business combination with ARC Group Acquisition I Corp (Nasdaq: ARCL). Datuk Dr. Doris Wong, the Company’s Chief Executive Officer and Executive Director, also serves as Chief Executive Officer and Executive Director of ARCL. Mr. Kiu Cu Seng, the Company’s Chief Financial Officer, also serves as Chief Financial Officer of ARCL. In addition, all three of the Company’s independent directors—Soon Ping Pappas, Dr. Satis Waran Nair Krishnan, and Inigo Angel Laurduraj—also serve as directors of ARCL. These overlapping interests and positions may create actual or potential conflicts of interest in connection with the June 2026 private placement and the Transaction.
Roth Capital Partners Llc [Member]
Percentage of compensation raised																										7.00%
Ladenburg Thalmann Co.Inc [Member]
Percentage of compensation raised																											8.00%
Placement Agent Warrants [Member]
Warrants to purchase shares										1,242		1,242			1,242				1,242
Exercise price | $ / shares										$ 483.00		$ 124.512			$ 124.512
Warrant term												5 years 6 months			5 years 6 months				5 years 6 months
Cash placement fee										7.00%
Management fee percentage										1.00%
Warrant outstanding term										five and a half years
Warrants exercise price | $																	$ 609,179
Common Stock [Member]
Conversion of shares																		165
Issuance cost														758			1,698
Common Stock [Member] | Future NRG Sdn. Bhd. [Member]
Share issue price per share | RM / shares																				RM 1.00
Common Stock Equity Offerings [Member]
Warrants to purchase shares			1,402,605
Issuance cost			1,402,605
Common Stock Equity Offerings [Member] | Securities Purchase Agreement [Member]
Number of share sold	1,103,338
Share price | $ / shares	$ 0.72
Gross proceeds | $	$ 794,403
Number of common stocks | $ / shares	$ 0.001
Common Stock Equity Offerings [Member] | Common Stock [Member]
Deemed dividend | $			$ 9,540,000		$ 1,494,000
Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 7.65
Common Stock Equity Offerings [Member] | Investor [Member] | Warrant [Member]
Number of share sold							1,962,000
April 2024 Securities Purchase Agreement [Member]
Issuance cost									604
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Warrants to purchase shares									20,099			20,100			20,100				20,100
Exercise price | $ / shares									$ 0.024
April 2024 Securities Purchase Agreement [Member] | Series A Warrants [Member]
Warrants to purchase shares									20,703			20,704			20,704				20,704
Exercise price | $ / shares												$ 326.40			$ 326.40
April 2024 Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrants to purchase shares									20,703			20,704			20,704				20,704
Exercise price | $ / shares												$ 326.40			$ 326.40
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants And Common Warrants [Member]
Warrants to purchase shares									386.38
April 2024 Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Exercise price | $ / shares									$ 326.40			$ 0.24			$ 0.24
Percentage of outstanding common stock									4.99%
Outstanding common stock at election of purchaser									9.99%
April 2024 Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants to purchase shares									386.40
June 2025 Warrants [Member] | Series B Warrant [Member]
Warrants exercised																	1,962,000	0			1,962,000			0
November 2024 Warrant Exercise And Reload Agreement [Member]
Warrants exercised																	82,816				82,816
Cash payment | $																	$ 1,100,000
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrants to purchase shares																	41,407				41,407				20,703
November 2024 Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member]
Warrants to purchase shares																	41,407				41,407
Exercise price | $ / shares																	$ 99.60								$ 99.60
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrant term																	5 years 6 months				5 years 6 months
April 2024 Warrants [Member]
Warrants to purchase shares												1,242			1,242				1,242
Warrants exercised						0						0			0	0	62,750		0		62,750
Warrants issued												62,750			62,750				62,750
April 2024 Warrants [Member] | PreFunded Warrants [Member]
Warrants exercised																		20,100
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Exercise price | $ / shares																	$ 124.512
Warrants exercised																	1,242				1,242
Warrants exerciseable																	1,242				1,242
April 2024 Warrants [Member] | Series B Warrant [Member]
Warrants exercised																	9,988	10,716
April 2024 Warrants [Member] | Series A Warrant [Member]
Warrants exercised																	20,704
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Warrant term																	5 years 6 months				5 years 6 months
December 2023 Private Placement [Member]
Warrants to purchase shares												1,750			1,750		1,750		1,750		1,750
Exercise price | $ / shares												$ 765.60			$ 765.60		$ 765.60
Warrants exercised																	0	0			0			0
Warrants exerciseable												1,651			1,651		1,651		1,651		1,651
December 2023 Private Placement [Member] | Warrant [Member]
Warrants exerciseable												99			99		99		99		99
December 2023 Private Placement [Member] | Placement Agent Warrants [Member]
Warrants exerciseable												33			33		33		33		33
December 2023 Placement Agency Agreement [Member]
Exercise price | $ / shares												$ 994.50			$ 994.50		$ 994.50
Warrant term												5 years			5 years		5 years		5 years		5 years
December 2020 Warrant [Member]
Warrants to purchase shares																	186				186
Exercise price | $ / shares																	$ 14,868
Warrant term																	5 years				5 years
Warrants exercised																	0	0
April 2020 Warrants [Member]
Exercise price | $ / shares																	$ 18,000
Warrants exercised																	0				0
Warrants exercised																		111
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Number of share sold							3,000,000
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Number of share sold							3,000,000
Investment | $							$ 3,000,000
Series F Preferred Stock [Member]
Number of share sold						3,000,000
Number of common shares issued upon conversion																	654,000				654,000
Series F Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Share price | $ / shares							$ 1.00
Gross proceeds | $							$ 3,000,000
Conversion of shares							0.218
Number of common stocks | $ / shares							$ 0.001
Series B Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 9.00
Series C Common Stock [Member]
Issuance cost					559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares					559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 10.20
Series E Preferred Stock [Member]
Number of share sold															1,000,000		1,000,000
Gross proceeds | $																	$ 1,000,000.0
Number of common shares issued upon conversion												458,333			458,333		458,333		458,333		458,333
Issuance of preferred stock | $															$ 1,000,000.0
Series C Preferred Stock [Member]
Number of share sold															1,000,000		1,000,000
Share issue price per share | $ / shares												$ 0.011042			$ 0.011042		$ 0.011042
Series D Preferred Stock [Member]
Number of share sold															2,100,000		2,100,000
Share price | $ / shares												1.0			$ 1.0		$ 1.00
Gross proceeds | $															$ 3,100,000		$ 3,100,000
Conversion of shares															0.4583		0.4583
Number of common stocks | $ / shares												$ 0.001			$ 0.001		$ 0.001
Number of common shares issued upon conversion																	0				0	354,738	1,745,262
Series C Convertible Preferred Stock [Member]
Number of share sold															1,000,000		1,000,000
Series A Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			654,000
Series B Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			654,000
Series C Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			94,605
Series B Preferred Stock [Member]
Number of share sold																	237,745
Number of common shares issued upon conversion																	0	165			0			165
Number of shares converted																		119.00
Preferred stock, dividend rate																	0	119,000			0			119,000
Preferred Stock, Shares Outstanding																	0	119,000			0			119,000
Series A Preferred Stock [Member]
Number of common shares issued upon conversion												2			2		2		2		2
Outstanding common stock at election of purchaser													4.99%		300.00%		300.00%
Stock value | $													$ 1,000
Conversion price of convertible preferred stock | $ / shares											$ 600.00
Conversion percentage													9.99%
Preferred stock, dividend rate												264			264		264	264	264		264			264
Conversion of stock amount | $															$ 500,000		$ 500,000
Preferred Stock, Convertible, Conversion Price | $ / shares											$ 144,000.00		$ 144,000.00
Preferred Stock, Shares Outstanding												264			264		264	264	264		264			264
Series A Preferred Stock [Member] | Underwritten Public Offering [Member]
Number of share sold													8,872
Convertible Preferred Stock [Member]
Number of common shares issued upon conversion																	0.000000069				0.000000069
Share issue price per share | $ / shares		$ 0.15										$ 10.00			$ 10.00		$ 10.00
Preferred stock, dividend rate												135,273			135,273		135,273		135,273		135,273
Conversion of stock amount | $															$ 213,192,000		$ 213,192,000
Preferred stock, dividend rate		6.00%		6.00%											6.00%		6.00%	6.00%
Liquidation preference | $ / shares												$ 10.00			$ 10.00		$ 10.00
Conversion price (in dollars per share) | $ / shares																	$ 142,128,000
Shares reserved for future issuance upon conversion																	6				6
Debt price percentage															150.00%		150.00%
Trading days																	20 days
Trading days period																	30 days
Trading days prior																	5 days
Redemption price per share | $ / shares												$ 10.00			$ 10.00		$ 10.00
Debt instrument, term															25 years		25 years